S000072753 [Member] Expense Example - William Blair China Growth Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	1,815
Expense Example, with Redemption, 5 Years	3,410
Expense Example, with Redemption, 10 Years	6,929
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	1,811
Expense Example, with Redemption, 5 Years	3,407
Expense Example, with Redemption, 10 Years	$ 6,927